Document And Entity Information	Aug. 12, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Form 8-K/A”) is an amendment to the Current Report on Form 8-K of First Advantage Corporation (the “Company”), filed on August 12, 2021 (the “Original Form 8-K”). Following the initial filing of the Original Form 8-K, the Company discovered that the wrong item was inadvertently tagged in the submission (Item 2.01 rather than Item 2.02). The Company is amending the Original Form 8-K to include the correct item tag. No disclosure has changed from the Original Form 8-K as a result of this error.
Document Period End Date	Aug. 12, 2021
Entity Registrant Name	First Advantage Corporation
Entity Central Index Key	0001210677
Entity Emerging Growth Company	true
Entity File Number	001-31666
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-3884690
Entity Address, Address Line One	1 Concourse Parkway NE
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	888
Local Phone Number	314-9761
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	FA
Security Exchange Name	NASDAQ